Notes to the Balance Sheet - Summary of Accounts Payables (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts Payable [Line Items]
Trade Accounts Payable	€ 38,579	€ 73,787
Accruals	117,418	113,055
Other current liabilities	1,273	1,235
Accounts payable and accrued expenses current	€ 157,270	€ 188,077